Intangible Assets - Additional Information (Detail)	6 Months Ended
Jun. 30, 2017
Tordis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining term of the contract	4 years 9 months 18 days
Vigdis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining term of the contract	4 years 10 months 25 days